Other assets (Tables)	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Summary of Other Assets

	As at

(Millions of Canadian dollars)	October 31 2019	October 31 2018
Cash collateral	$15,629	$14,467
Margin deposits	5,688	4,940
Receivable from brokers, dealers and clients	2,511	2,868
Accounts receivable and prepaids	4,569	4,047
Investments in joint ventures and associates	652	686
Employee benefit assets	147	626
Insurance-related assets
Collateral loans	926	991
Policy loans	95	99
Reinsurance assets	748	656
Other	78	163
Deferred income tax asset	1,989	1,475
Taxes receivable	5,553	5,456
Accrued interest receivable	2,866	2,641
Precious metals	416	361
Commodity trading receivables	4,232	1,898
Other	2,974	2,690
	$49,073	$44,064